LONG-TERM DEBT - Additional Information - Q2 (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2016	Mar. 12, 2015	Mar. 31, 2015	Mar. 31, 2015	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Feb. 08, 2013
Debt Instrument [Line Items]
Aggregate principal amount outstanding					$ 1,837.2
Scheduled principal payments					30.0
Standby and trade letters of credit for various corporate purposes					$ 8.8	$ 8.3	$ 9.0
Amended Term Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 23.2	$ 24.6
Percentage of excess cash flow, as defined	50.00%		50.00%		50.00%
2011 Term Loan due 2017 [Member]
Debt Instrument [Line Items]
Repayment of debt	$ 11.5			$ 12.1
Aggregate principal amount outstanding	651.4		$ 662.9	662.9	$ 662.9	651.4
Maximum borrowings available under credit facility						675.0		$ 675.0
Acquisition Term Loan due 2019 [Member]
Debt Instrument [Line Items]
Repayment of debt	11.7			12.5
Aggregate principal amount outstanding					673.7	658.6
Scheduled principal payments	$ 6.8		$ 1.8	$ 1.8	6.8		$ 6.9
Maximum borrowings available under credit facility						700.0		700.0
Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowings available under credit facility					175.0	175.0		$ 175.0
Standby and trade letters of credit for various corporate purposes					8.8	8.3
Remaining borrowing capacity					166.2	166.7
5 3/4% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount outstanding					$ 500.0				$ 500.0
Maximum borrowings available under credit facility						$ 500.0
Stated interest rate					5.75%	5.75%	5.75%			5.75%